OTHER NON-INTEREST EXPENSE (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Insurance Claims Reserves Movement [Abstract]
Reinsurance premiums ceded		€ 74	€ 62	€ 77
Insurance benefits and claims incurred		311	355	525
Reinsurance recoveries		(6)	7	4
Net insurance claims and benefits incurred		305	362	529
Movement in mathematical and other reserves		(190)	23	(239)
Share of reinsurers		2	6	2
Net movement in mathematical and other reserves		(188)	29	(237)
Commission expense		55	64	77
Other insurance related expenses		10	14	24
Total		256	531	470
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premium ceded		256	531	470
Credit card costs		19	27	48
Hotel running costs		24	28	30
Broker costs		5	5	3
Rental expense		119	121	123
Taxes and duties other than income tax		67	105	95
Promotion and advertising		53	68	67
Third party fees		165	133	124
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II & III & ELA		161	185	211
Other		405	400	329
Other provisions		317	62	95
Total	$ 1,776	€ 1,591	€ 1,665	€ 1,595